Short-Term and Long-Term Bank Loans (Summary of Bank Loans) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Bank of Communications Co Ltd [Member] - April 18, 2013 to April 2, 2014 USD ($)	Dec. 31, 2014 Bank of Communications Co Ltd [Member] - April 18, 2013 to April 2, 2014 CNY	Dec. 31, 2013 Bank of Communications Co Ltd [Member] - April 18, 2013 to April 2, 2014 CNY	Dec. 31, 2014 Bank of Communications Co Ltd [Member] - April 19, 2013 to April 11, 2014 USD ($)	Dec. 31, 2014 Bank of Communications Co Ltd [Member] - April 19, 2013 to April 11, 2014 CNY	Dec. 31, 2013 Bank of Communications Co Ltd [Member] - April 19, 2013 to April 11, 2014 CNY	Dec. 31, 2014 Bank of Communications Co Ltd [Member] - April 23, 2013 to April 16, 2014 USD ($)	Dec. 31, 2014 Bank of Communications Co Ltd [Member] - April 23, 2013 to April 16, 2014 CNY	Dec. 31, 2013 Bank of Communications Co Ltd [Member] - April 23, 2013 to April 16, 2014 CNY	Dec. 31, 2014 Bank of Communications Co Ltd [Member] - April 25, 2013 to April 18, 2014 USD ($)	Dec. 31, 2014 Bank of Communications Co Ltd [Member] - April 25, 2013 to April 18, 2014 CNY	Dec. 31, 2013 Bank of Communications Co Ltd [Member] - April 25, 2013 to April 18, 2014 CNY	Dec. 31, 2014 Bank of Communications Co Ltd [Member] - May 2, 2013 to April 24, 2014 USD ($)	Dec. 31, 2014 Bank of Communications Co Ltd [Member] - May 2, 2013 to April 24, 2014 CNY	Dec. 31, 2013 Bank of Communications Co Ltd [Member] - May 2, 2013 to April 24, 2014 CNY	Dec. 31, 2014 Weifang Dongfang State-Owned Assets Management Co Ltd [Member] October 19, 2009 to October 18, 2017 [Member] USD ($)	Dec. 31, 2014 Weifang Dongfang State-Owned Assets Management Co Ltd [Member] October 19, 2009 to October 18, 2017 [Member] CNY	Dec. 31, 2013 Weifang Dongfang State-Owned Assets Management Co Ltd [Member] October 19, 2009 to October 18, 2017 [Member] CNY	Nov. 20, 2009 Weifang Dongfang State-Owned Assets Management Co Ltd [Member] October 19, 2009 to October 18, 2017 [Member] USD ($)	Nov. 20, 2009 Weifang Dongfang State-Owned Assets Management Co Ltd [Member] October 19, 2009 to October 18, 2017 [Member] CNY
Short-term Debt [Line Items]
Short-term bank loans, fixed interest rate				7.20%	7.20%		7.20%	7.20%		7.20%	7.20%		7.20%	7.20%		7.20%	7.20%
Less: amounts classified as short-term loan	$ 0	0	(105,000)	$ 0	0	20,000	$ 0	0	20,000	$ 0	0	25,000	$ 0	0	20,000	$ 0	0	20,000
Long-Term Loan , Fixed Interest Rate																			5.90%	5.90%
Long-term loans	1,612	10,000	115,000																1,612	10,000	10,000	1,612	10,000
Less: long-term loan, current portion	(540)	(3,350)	0
Long-term loan	$ 1,072	6,650	10,000